Debt	9 Months Ended
Sep. 30, 2026
Debt [Abstract]
DEBT

5. DEBT

The following table summarizes Greenfire’s debt:

As at	September 30, 2026	December 31, 2025
Senior credit facility	$570,000	$-
Infrastructure loan	45,628	-
Unamortized debt issuance costs	(11,764)	-
Debt	$603,864	$-
Current portion	$1,625	$-
Non-current portion	$602,239	$-

Senior Credit Facility

Greenfire has a reserve-based credit facility (the “Senior Credit Facility”) comprised of a $50.0 million operating facility and a $950.0 million syndicated facility, providing total committed credit of $1.0 billion (December 31, 2025 - $275.0 million). The Senior Credit Facility’s borrowing base is subject to a semi-annual review, occurring in May and November each year, and is established based on the lenders’ evaluation of the Company’s bitumen reserves, incorporating their prevailing commodity price assumptions.

On August 5, 2026, in connection with the closing of the Acquisition (Note 3), the Senior Credit Facility was amended to increase the total committed credit from $275.0 million to $1.0 billion, extend the maturity date to August 5, 2028, and waive the November 2026 borrowing base review.

The Senior Credit Facility is available on a revolving basis, may be drawn in Canadian or U.S. dollars, and bears interest at floating rates based on applicable Canadian or U.S. benchmark rates(1), plus applicable margins. The applicable margin is determined on a quarterly basis by reference to the Company’s trailing twelve-month Debt to EBITDA Ratio(2). The undrawn portion of the Senior Credit Facility is subject to a standby fee.

The Senior Credit Facility is secured by a first-priority security interest over substantially all of the Company’s assets, excluding the sales pipeline assets pledged as security for the Infrastructure Loan. The Senior Credit Facility contains customary restrictive covenants that limit the Company’s ability to, among other things, incur additional indebtedness, create or permit liens to exist, pay dividends, redeem stock, and sell assets. The Senior Credit Facility is not subject to any financial covenants.

Infrastructure Loan

On August 5, 2026, in connection with the Acquisition (Note 3), the Company assumed a limited recourse amortizing term loan secured solely by certain pipeline assets acquired as part of the Acquisition (the “Infrastructure Loan”). The Infrastructure Loan is non-recourse to Greenfire’s upstream assets, bears interest at a fixed rate of 11.25% per annum, and is repayable through blended monthly payments of principal and interest until October 2039.

Letter of Credit Facility

Greenfire maintains a separate $75.0 million letter of credit facility with a financial institution that is supported by Export Development Canada’s Account Performance Security Guarantee program (the “EDC APSG Facility”). During the second quarter of 2026, the EDC APSG Facility capacity was increased from $55.0 million to $75.0 million. The EDC APSG Facility is available on a demand basis. As at September 30, 2026, the Company had $64.6 million (December 31, 2025 - $54.0 million) in letters of credit outstanding under the EDC APSG Facility. Letters of credit issued under the EDC APSG Facility do not reduce Greenfire’s borrowing capacity under the Senior Credit Facility. The Company and its subsidiary have indemnified Export Development Canada for any payments made to the financial institution; however, the obligations under such indemnity are unsecured.

(1)	Benchmark rates available include the Canadian prime rate, U.S. base rate, Canadian overnight repo rate average, and the secured overnight financing rate.
(2)	As defined in the Senior Credit Facility Agreement.

Other Debt

Bridge Loan

On August 5, 2026, to finance the Acquisition, the Company fully drew on a new $575.0 million underwritten bridge facility (the “Bridge Facility”). The Bridge Facility was fully repaid in September 2026 with proceeds from the rights offering (Note 8). The Bridge Facility was secured by cash security arrangements provided by WEF, which arrangements were terminated upon repayment of the Bridge Facility in September 2026. WEF received no compensation for this commitment.

Acquired Term Loan

As part of the Acquisition (Note 3), Greenfire acquired Connacher’s term loan (the “Acquired Term Loan”). Pursuant to the acquisition agreement, Greenfire fully repaid the Acquired Term Loan upon closing of the Acquisition for total cash consideration of $62.5 million.

Senior Secured Notes

On September 20, 2023, Greenfire issued US$300 million of senior secured notes (the “2028 Notes”). The 2028 Notes bore interest at a fixed rate of 12.00%, were to mature on October 1, 2028. On December 19, 2025, the outstanding 2028 Notes were voluntarily redeemed at 106% of their principal amount. All accrued interest on the 2028 Notes was settled concurrently.